Restricted Cash Long Term (Detail) In Thousands, unless otherwise specified		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) Term Loan USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) Term Loan CNY	Dec. 31, 2013 Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") CNY
Restricted Cash and Cash Equivalents Items [Line Items]
Term loan agreement value		$ 16,519	100,000
Term loan maturity period		18 months	18 months
Cash deposited in the escrow account	$ 16,519			100,000